Please disregard this original 13F HR/A form. This filing, with accession number 0001054236-00-000105 was erroneously made under M.J. Whitman Advisers, Inc. The correct 13F was refiled using EQSF Advisers, Inc. CIK number with accession number 0001054236-00-000113.

                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F-HR/A

                               Form 13F-HR/A COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment: |X|; Amendment Number: _1__

This Amendment (Check only one): |X| is a restatement.
                                 |_| adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:    EQSF Advisers, Inc.
Address: 767 Third Avenue
         New York, NY 10017

Form 13F File Number: 801-27792

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Martin J. Whitman
Title:    Chairman
Phone:    212-888-6865

Signature, Place, and Date of Signing:

     Martin J. Whitman        New York, New York           May 15, 2000



Report Type (Check one only):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 106

Form 13F Information Table Value Total: $1,424,339
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


  COLUMN 1            COLUMN 2          COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6    COLUMN 7          COLUMN 8
------------------    --------------    --------   --------    -------------------   ----------  --------    --------------------
                                                     VALUE      SHRS OR  SH/  PUT/   INVESTMENT   OTHER        VOTING AUTHORITY
  NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT  PRN  CALL   DISCRETION  MANAGERS    SOLE   SHARED   NONE
------------------     --------------    --------   --------    -------  ---  ----   ----------  --------    ----   ------   ----


------------------------------------------------------------------------------------------------------------------------------------
Acmat Corp.- Class A          COM        004616207     1731     200,678   SH  SOLE                          200,678     0      0
------------------------------------------------------------------------------------------------------------------------------------
Ace Ltd. Ord.                 COM        G0070K103     1991      87,035   SH  SOLE                           87,035     0      0
------------------------------------------------------------------------------------------------------------------------------------
Act Networks                  COM        000975102     3398     335,600   SH  SOLE                          335,600     0      0
------------------------------------------------------------------------------------------------------------------------------------
Aegis Realty Inc.             COM        00760P104      448      52,300   SH  SOLE                           52,300     0      0
------------------------------------------------------------------------------------------------------------------------------------
Alamo Group, Inc.             COM        011311107    10595     911,400   SH  SOLE                          911,400     0      0
------------------------------------------------------------------------------------------------------------------------------------
Alexander & Baldwin, Inc.     COM        014482103    28442   1,379,000   SH  SOLE                        1,379,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
Alico, Inc.                   COM        016230104     3044     187,300   SH  SOLE                          187,300     0      0
------------------------------------------------------------------------------------------------------------------------------------
Ambac Financial Group         COM        023139108    10075     200,000   SH  SOLE                          200,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
Amresco Capital Trust         SH BEN INT 031919103      703      69,000   SH  SOLE                           69,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
Analogic Corp.                COM        032657207     7434     201,600   SH  SOLE                          201,600     0      0
------------------------------------------------------------------------------------------------------------------------------------
Anthracite Capital Inc.       COM        037023108      538      75,500   SH  SOLE                           75,500     0      0
------------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.       COM        038222105    18850     200,000   SH  SOLE                          200,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
Astoria Financial Corp.       COM        046265104     1504      53,000   SH  SOLE                           53,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
Avatar Holdings Inc.          COM        053494100     3864     193,200   SH  SOLE                          193,200     0      0
------------------------------------------------------------------------------------------------------------------------------------
AVX, Corp.                    COM        002444107   128100   1,689,700   SH  SOLE                        1,689,700     0      0
------------------------------------------------------------------------------------------------------------------------------------
Bel Fuse Cl A                 Cl A       077347102      527      26,000   SH  SOLE                           26,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
Bel Fuse CL B                 Cl B       077347300     3553     169,200   SH  SOLE                          169,200     0      0
------------------------------------------------------------------------------------------------------------------------------------
C.P. Clare Corporation        COM        12615K107    12659   1,489,300   SH  SOLE                        1,489,300     0      0
------------------------------------------------------------------------------------------------------------------------------------
Cabot Industrial Trust        COM        127072106     2364     126,900   SH  SOLE                          126,900     0      0
------------------------------------------------------------------------------------------------------------------------------------
Capital Southwest             COM        140501107     5291      96,645   SH  SOLE                           96,645     0      0
------------------------------------------------------------------------------------------------------------------------------------
Carver Bancorp, Inc.          COM        146875109     1912     218,500   SH  SOLE                          218,500     0      0
------------------------------------------------------------------------------------------------------------------------------------
Cattelus Development Corp     COM        149111106     7849     565,700   SH  SOLE                          565,700     0      0
------------------------------------------------------------------------------------------------------------------------------------
Centex Corp.                  COM        152312104      500      21,000   SH  SOLE                           21,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
Centigram Comm. Corp.         COM        152317103     3597     189,300   SH  SOLE                          189,300     0      0
------------------------------------------------------------------------------------------------------------------------------------
Century Aluminum              COM        156431108      366      26,600   SH  SOLE                           26,600     0      0
------------------------------------------------------------------------------------------------------------------------------------
Cny Financial Corp.           COM        12613U107      713      39,500   SH  SOLE                           39,500     0      0
------------------------------------------------------------------------------------------------------------------------------------
Commercial Federal Corp.      COM        201181106     1023      61,543   SH  SOLE                           61,543     0      0
------------------------------------------------------------------------------------------------------------------------------------
Commercial Assets, Inc.       COM        201119104      525     107,600   SH  SOLE                          107,600     0      0
------------------------------------------------------------------------------------------------------------------------------------
Cons Tomaka Land Co           COM        210226106      734      52,900   SH  SOLE                           52,900     0      0
------------------------------------------------------------------------------------------------------------------------------------
Cummins Engine Co., Inc       COM        231021106     4654     123,900   SH  SOLE                          123,900     0      0
------------------------------------------------------------------------------------------------------------------------------------
Danielson Holding Corp.       COM        236274106     5123     803,669   SH  SOLE                          803,669     0      0
------------------------------------------------------------------------------------------------------------------------------------
Datascope Corp.               COM        238113104    10868     342,300   SH  SOLE                          342,300     0      0
------------------------------------------------------------------------------------------------------------------------------------
Deltic Timber                 COM        247850100     6358     268,400   SH  SOLE                          268,400     0      0
------------------------------------------------------------------------------------------------------------------------------------
D R Horton Inc. Com           COM        23331A109     9873     755,800   SH  SOLE                          755,800     0      0
------------------------------------------------------------------------------------------------------------------------------------
Electroglas Inc.              COM        285324109    53320   1,556,800   SH  SOLE                        1,556,800     0      0
------------------------------------------------------------------------------------------------------------------------------------
Electro Sci Ind, Inc.         COM        285229100    65830   1,135,000   SH  SOLE                        1,135,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
Enhance Fin Serv Corp.        COM        293310108    30945   2,190,800   SH  SOLE                        2,190,800     0      0
------------------------------------------------------------------------------------------------------------------------------------
Evans & Sutherland Comp       COM        299096107     4355     387,100   SH  SOLE                          387,100     0      0
------------------------------------------------------------------------------------------------------------------------------------
FBL Financial Group, Inc.     COM        30239F106     2685     179,000   SH  SOLE                          179,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
Financial Sec. Assurance      COM        31769P100    95799   1,304,500   SH  SOLE                        1,304,500     0      0
------------------------------------------------------------------------------------------------------------------------------------
First American Financial      COM        318522307    53190   3,749,100   SH  SOLE                        3,749,100     0      0
------------------------------------------------------------------------------------------------------------------------------------
Forest City Enterprise Cl B   CL B       345550107      255       7,500   SH  SOLE                            7,500     0      0
------------------------------------------------------------------------------------------------------------------------------------
Forest City Enterprise Cl A   CL A       345550305    17983     612,200   SH  SOLE                          612,200     0      0
------------------------------------------------------------------------------------------------------------------------------------
FSI International, Inc.       COM        302633102    56426   2,752,500   SH  SOLE                        2,752,500     0      0
------------------------------------------------------------------------------------------------------------------------------------
Gasonics, Intl. Corp          COM        381197136     3966     100,000   SH  SOLE                          100,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp,Inc.     WTS EXP O  367278108      264      53,480   SH  SOLE                           53,480     0      0
------------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc     COM        381197102     2947     197,307   SH  SOLE                          197,307     0      0
------------------------------------------------------------------------------------------------------------------------------------
Golden State - Litig. Wt      COM        381197128      265     197,307   SH  SOLE                          197,307     0      0
------------------------------------------------------------------------------------------------------------------------------------
Homebase, Inc.                COM        43738E108      852     426,100   SH  SOLE                          426,100     0      0
------------------------------------------------------------------------------------------------------------------------------------
Homefed Corp.                 COM        43739D208      312     487,671   SH  SOLE                          487,671     0      0
------------------------------------------------------------------------------------------------------------------------------------
Hypercom Corp.                COM        44913M105     7261     424,000   SH  SOLE                          424,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
Investment Technology Group.  COM        46145ZF105    7882     223,600   SH  SOLE                          223,600     0      0
------------------------------------------------------------------------------------------------------------------------------------
Jefferies Group               COM        472319102     5115     223,600   SH  SOLE                          223,600     0      0
------------------------------------------------------------------------------------------------------------------------------------
J&J Snack Foods Corp          COM        466032109     6519     328,000   SH  SOLE                          328,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
John Nuveen Co. - Cl A        CL A       478035108     6246     163,300   SH  SOLE                          163,300     0      0
------------------------------------------------------------------------------------------------------------------------------------
Kla-tencor Corp.              COM        482480100     8425     100,000   SH  SOLE                          100,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
Kendle International          COM        48880L107     4724     434,400   SH  SOLE                          434,400     0      0
------------------------------------------------------------------------------------------------------------------------------------
Kleinerts, Inc.               COM        498552108     1800     150,000   SH  SOLE                          150,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
Koger Equity                  COM        500228101    25222   1,462,130   SH  SOLE                        1,462,136     0      0
------------------------------------------------------------------------------------------------------------------------------------
LNR Property Co.              COM        501940100     1840      96,500   SH  SOLE                           96,500     0      0
------------------------------------------------------------------------------------------------------------------------------------
Lasalle Re Holdings           ORD        G5383Q101    10023     728,917   SH  SOLE                          728,917     0      0
------------------------------------------------------------------------------------------------------------------------------------
Legg Mason Inc.               COM        524901105    38637     893,332   SH  SOLE                          893,332     0      0
------------------------------------------------------------------------------------------------------------------------------------
Leucadia National Corp.       COM        527288104     1207      50,800   SH  SOLE                           50,800     0      0
------------------------------------------------------------------------------------------------------------------------------------
Liberty Financial Co, Inc.    COM        530512102    18376     927,500   SH  SOLE                          927,500     0      0
------------------------------------------------------------------------------------------------------------------------------------
Liberty Homes Class A         CL A       530582204      645      89,000   SH  SOLE                           89,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
Liberty Homes Class B         CL B       530582303      300      40,000   SH  SOLE                           40,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
MBIA Inc.                     COM        55262C100    66374   1,274,890   SH  SOLE                        1,274,895     0      0
------------------------------------------------------------------------------------------------------------------------------------
Mestek Inc.                   COM        590829107      309      18,300   SH  SOLE                           18,300     0      0
------------------------------------------------------------------------------------------------------------------------------------
NCR Corporation               COM        62886E108      706      17,600   SH  SOLE                           17,600     0      0
------------------------------------------------------------------------------------------------------------------------------------
Nabors Industries             COM        629568106    20842     537,000   SH  SOLE                          537,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
Parexel International Corp    COM        699462107     9336     989,200   SH  SOLE                          989,200     0      0
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceutical Product        COM        717124101     8709     514,200   SH  SOLE                          514,200     0      0
------------------------------------------------------------------------------------------------------------------------------------
People's Heritage Fin         COM        711147108     1043      69,566   SH  SOLE                           69,566     0      0
------------------------------------------------------------------------------------------------------------------------------------
Photronics Inc.               COM        719405102    10594     300,000   SH  SOLE                          300,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
Planar Systems Inc.           COM        726900103     6501     553,300   SH  SOLE                          553,300     0      0
------------------------------------------------------------------------------------------------------------------------------------
Prime Group Realty Trust      COM        74158J103     1085      75,800   SH  SOLE                           75,800     0      0
------------------------------------------------------------------------------------------------------------------------------------
Prime Medical Services, Inc.  COM        74156D108     5129     577,950   SH  SOLE                          577,950     0      0
------------------------------------------------------------------------------------------------------------------------------------
Protocol Systems              COM        74371R106    10975   1,125,600   SH  SOLE                        1,125,600     0      0
------------------------------------------------------------------------------------------------------------------------------------
Public Storage, Inc.          COM        74460D109       18         846   SH  SOLE                              846     0      0
------------------------------------------------------------------------------------------------------------------------------------
Raymond James Financial       COM        754730109    22540   1,086,250   SH  SOLE                        1,086,250     0      0
------------------------------------------------------------------------------------------------------------------------------------
Reynolds Metals Co.           COM        761763101      836      12,500   SH  SOLE                           12,500     0      0
------------------------------------------------------------------------------------------------------------------------------------
Risk Capital Holdings, Inc.   COM        767711104     8055     491,900   SH  SOLE                          491,900     0      0
------------------------------------------------------------------------------------------------------------------------------------
Sawako Corp, Sponsered ADR    ADR        805444205     1561     293,900   SH  SOLE                          293,900     0      0
------------------------------------------------------------------------------------------------------------------------------------
Security Capital Group B      CL B       81413P204      368      25,500   SH  SOLE                           25,500     0      0
------------------------------------------------------------------------------------------------------------------------------------
Silicon Valley Group, Inc.    COM        827066101   115981   4,217,500   SH  SOLE                        4,217,500     0      0
------------------------------------------------------------------------------------------------------------------------------------
Simione Central Holdings      COM        828654301        6       1,500   SH  SOLE                            1,500     0      0
------------------------------------------------------------------------------------------------------------------------------------
Skyline Corporation           COM        830830105     3997     184,300   SH  SOLE                          184,300     0      0
------------------------------------------------------------------------------------------------------------------------------------
Speedfam International, Inc.  COM        847706108     3882     195,300   SH  SOLE                          195,300     0      0
------------------------------------------------------------------------------------------------------------------------------------
St. Joe Corp                  COM        790148100     7935     274,200   SH  SOLE                          274,200     0      0
------------------------------------------------------------------------------------------------------------------------------------
Stewart Information Services  COM        860372101    31775   2,009,500   SH  SOLE                        2,009,500     0      0
------------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical Inc.         COM        790849103     2342      90,750   SH  SOLE                           90,750     0      0
------------------------------------------------------------------------------------------------------------------------------------
3 Com Corp                    COM        885535104     5563     100,000   SH  SOLE                          100,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
Tejon Ranch Co.               COM        879080109    73632   3,245,500   SH  SOLE                        3,245,508     0      0
------------------------------------------------------------------------------------------------------------------------------------
Tecumseh Products Co-Cl A     CL A       878895200     5922     134,600   SH  SOLE                          134,600     0      0
------------------------------------------------------------------------------------------------------------------------------------
Tecumseh Products Co-Cl B     CL B       878895101    22508     535,900   SH  SOLE                          535,900     0      0
------------------------------------------------------------------------------------------------------------------------------------
Tompkins Cnty Trustco Inc.    COM        890110109     1033      41,100   SH  SOLE                           41,100     0      0
------------------------------------------------------------------------------------------------------------------------------------
Tokio Marine & Fire Ins.      ADR        889090403    79957   1,524,800   SH  SOLE                        1,524,800     0      0
------------------------------------------------------------------------------------------------------------------------------------
United Investors Realty Trust COM        910741107      664     132,700   SH  SOLE                          132,700     0      0
------------------------------------------------------------------------------------------------------------------------------------
Us Home Corp.                 COM        911920106      559      14,700   SH  SOLE                           14,700     0      0
------------------------------------------------------------------------------------------------------------------------------------
Value City Dept Stores, Inc.  COM        920387107     3631     261,700   SH  SOLE                          261,700     0      0
------------------------------------------------------------------------------------------------------------------------------------
Valuevision International     COM        92047K107     5172     125,000   SH  SOLE                          125,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
Veeco Instruments, Inc.       COM        922417100    37000     500,000   SH  SOLE                          500,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
Weis Markets Inc.             COM        948849104     3709     109,100   SH  SOLE                          109,100     0      0
------------------------------------------------------------------------------------------------------------------------------------
Wellsford Real Properties     COM        950240101     1212     139,500   SH  SOLE                          139,500     0      0
------------------------------------------------------------------------------------------------------------------------------------
White Mountains Ins. Group    COM        964126106     6707      50,000   SH  SOLE                           50,000     0      0
------------------------------------------------------------------------------------------------------------------------------------
Woronoco Bancorp              COM        981630106     3351     348,200   SH  SOLE                          348,200     0      0
------------------------------------------------------------------------------------------------------------------------------------
